Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021	$ 10	$ 77,967,314	$ (85,845,567)	$ (279,815)	$ (8,158,058)
Balance, shares at Dec. 31, 2021	102,678
Consultant compensation		54,250			54,250
Consultant compensation, shares	208
Settlement of restricted stock units
Settlement of restricted stock units, shares	3,278
Conversion of convertible notes	$ 18	21,485,886			21,485,904
Conversions of convertible notes, shares	181,999
Settlement of payable to related parties	$ 1	191,617			191,618
Settlement of payable to related parties, shares	3,838
Capital contribution from related parties		608,382			608,382
Public offering, net	$ 24	3,783,216			3,783,240
Public offering, net, shares	241,666
Stock-based compensation		2,760,074			2,760,074
Transaction costs associated with public offering		(547,377)			(547,377)
Reverse split fractional shares
Reverse split fractional shares, shares	823
Deemed dividend related to warrants down round provision		913,204	(913,204)
Net loss			(24,172,292)	(35,393)	(24,207,685)
Balance at Dec. 31, 2022	$ 53	107,216,566	(110,931,063)	(315,208)	(4,029,652)
Balance, shares at Dec. 31, 2022	534,490
Settlement of restricted stock units	$ 6	(6)
Settlement of restricted stock units, shares	60,938
Conversion of convertible notes	$ 41	3,056,851			3,056,892
Conversions of convertible notes, shares	408,580
Public offering, net	$ 139	9,049,865			9,050,004
Public offering, net, shares	1,381,619
Stock-based compensation		879,160			879,160
Transaction costs associated with public offering		(447,879)			(447,879)
Reverse split fractional shares
Reverse split fractional shares, shares	(862)
Deemed dividend related to warrants down round provision		12,937	(12,937)
Net loss			(10,613,074)	(13,201)	(10,626,275)
Settlement of commitment fee	$ 4	399,996			400,000
Settlement of commitment fee, shares	44,444
Issuance of warrants - debt discount		1,066,483			1,066,483
Issuance of common stock upon exercise of warrants	$ 72	(72)
Issuance of common stock upon exercise of warrants, shares	716,867
Balance at Dec. 31, 2023	$ 315	$ 121,233,901	$ (121,557,074)	$ (328,409)	$ (651,267)
Balance, shares at Dec. 31, 2023	3,146,076